Wanger Advisors Trust
290 Congress Street
Boston, MA 02210
May 1, 2025
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Wanger Advisors Trust (the Registrant)
Wanger Acorn
Wanger International

Post-Effective Amendment No. 53
File No. 33-83548 /811-08748
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 53 (Amendment). This Amendment was filed electronically on April 25, 2025.
If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.
Sincerely,
Joseph D'Alessandro Assistant Secretary Wanger Advisors Trust